Related Party Transactions (Details Narrative) (10K)									9 Months Ended	12 Months Ended
	Mar. 16, 2018 USD ($)	Feb. 02, 2018 USD ($)	Feb. 02, 2018 USD ($)	Aug. 15, 2016 USD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 AUD ($)	May 05, 2016 AUD ($)
Loans from related party									$ 52,570	$ 54,753	$ 56,802
Due to related parties									31,587	32,898	35,204
Related party transaction, amount										59,226
Accrued Bonus										162,744
North Horizon Pty Ltd [Member]
Lease term					5 years	5 years
Annual rental payments					$ 27,902
Goods and service tax					2,537
Future minimum payments due									63,296	83,017
North Horizon Pty Ltd [Member] | AUD [Member]
Annual rental payments						$ 39,600
Goods and service tax						$ 3,600
Future minimum payments due												$ 112,200
Current and Former Director [Member]
Loans from related party									52,570	54,753	56,802
Two Current Directors [Member]
Due to related parties										32,898	35,204
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Future minimum payments due					$ 139,511
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD [Member]
Future minimum payments due													$ 198,000
Sylvia Nathanielsz [Member] | Through January 31, 2018
Compensation										57,675
Mr. Nathanielsz [Member]
Compensation		$ 88,788	$ 84,552							72,684
Payments for other fees									$ 28,415
James Nathanielsz [Member]
Related party transaction, amount							$ 3,157
Payments for other fees										41,481	40,562
James Nathanielsz [Member] | Chief Executive Officer [Member]
Payments for other fees										$ 120,000	$ 130,000
Officers' compensation				$ 250,000
James Nathanielsz [Member] | Board of Directors [Member]
Officers' compensation	$ 221,970
James Nathanielsz [Member] | AUD [Member]
Related party transaction, amount								$ 4,481
James Nathanielsz [Member] | AUD [Member] | Board of Directors [Member]
Officers' compensation	$ 300,000